Document and Entity Information	Apr. 23, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000104169
Document Type	8-K
Document Period End Date	Apr. 23, 2025
Entity Registrant Name	Walmart Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-06991
Entity Tax Identification Number	71-0415188
Entity Address, Address Line One	702 S.W. 8th Street
Entity Address, City or Town	Bentonville
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72716-0215
City Area Code	(479)
Local Phone Number	273-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stockparvalue 0.10pershare [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	WMT
Security Exchange Name	NYSE
A 2.550 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.550% Notes Due 2026
Trading Symbol	WMT26
Security Exchange Name	NYSE
A 1050 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.050% Notes Due 2026
Trading Symbol	WMT26A
Security Exchange Name	NYSE
A 1500 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Notes Due 2028
Trading Symbol	WMT28C
Security Exchange Name	NYSE
A 4875 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.875% Notes Due 2029
Trading Symbol	WMT29B
Security Exchange Name	NYSE
A 5750 Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.750% Notes Due 2030
Trading Symbol	WMT30B
Security Exchange Name	NYSE
A 1800 Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.800% Notes Due 2031
Trading Symbol	WMT31A
Security Exchange Name	NYSE
A 5625 Notes Due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% Notes Due 2034
Trading Symbol	WMT34
Security Exchange Name	NYSE
A 5250 Notes Due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.250% Notes Due 2035
Trading Symbol	WMT35A
Security Exchange Name	NYSE
A 4875 Notes Due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.875% Notes Due 2039
Trading Symbol	WMT39
Security Exchange Name	NYSE